Condensed Consolidated Statements of Cash Flow (Unaudited) (Parentheticals) - Successor	8 Months Ended
Sep. 30, 2024 USD ($)
Net of issuance costs	$ 1,133,333
Series A Preferred Stock, net of issuance costs	1,096,300
Series C Preferred Stock, net of issuance costs	$ 434,428